Impairment reviews	12 Months Ended
Dec. 31, 2021
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Impairment reviews
12	Impairment reviews
For impairment testing, goodwill acquired through business combinations has all been allocated to the Betway and Spin CGU, which are also an operating and reportable segments.
The Group performs an annual impairment review for goodwill by comparing the carrying amount of the Betway and Spin CGU with its recoverable amount. Management performed a valuation analysis in accordance with IAS 36 Impairment of Assets, to assess the recoverable amount for the Betway and Spin CGU. This was then compared to CGUs’ carrying amount as of October 31, 2021, and December 31, 2020, to identify whether an impairment charge is recognized. This is an area where management exercises judgment and estimation, as discussed in note 3. Testing is carried out by allocating the carrying value of these assets to the respective CGUs and determining the recoverable amounts for the CGUs through Fair Value Less Cost of Disposal (‘FVLCD’) calculations. Where the recoverable amount exceeds the carrying value of the assets, the assets are not considered to be impaired. Each CGU is defined as its segment, which is described in note 5.
The Group engaged a third party to perform an independent valuation.
Carrying amount of Goodwill allocated to each of the CGU’s:

	2021	2020
	€ ‘000s	€ ‘000s
Betway	22,604	18,843
Spin	2,419	—

Total	25,023	18,843

The Group considers the relationship between its recent equity transactions and its book value, among other factors, when reviewing for indicators of impairment.
Betway CGU
The recoverable amount of the Betway CGU was based on Fair Value Less Cost of Disposal (“FVLCD”). As certain markets are not expected to have reached maturity by 202X for the purposes of the 2021 impairment review the FVLCD resulted in a higher recoverable amount that using a Value in Use (‘VIU’) calculation. The FVLCD was estimated using discounted cash flows (‘DCF analysis’). The DCF analysis was then compared with a market approach based on market multiples from listed peers. The fair value measurement was categorized as a Level 3 fair value measurement based on the nature of inputs used in the various valuation techniques (CGU forecasts, long-term
growth,
post-tax
discount rates and market multiples from listed peers).
The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industry segments in which the CGU operates (online casino and sport betting). The forecast assumptions are based on historical data and market trends. The valuation assumptions are based on external sources
(macro-economic
and market data from listed peers) and internal sources:

Pre-tax discount rate	22.2%
Long-term growth rate	2%
The discount rate applied in the DCF analysis is a
post-tax
measurement estimated using CAPM with reference to market participants’ gearing and betas. In the calculation of the DCF, the cash flow projections included specific estimates over a ten-year
period until such point that all markets in operation as of 2021 have reached maturity, with a terminal growth rate applied thereafter. To reflect regulatory risks and certain risks identified in the forecasts, a specific risk premium was adopted in the post-tax
discount rate.
The estimated recoverable amount of the CGU significantly exceeded its carrying amount by approximately € 2.3 bn. Management has concluded that due to the amount of headroom, 97.5% of the carrying amount, it is unlikely a change in the discount rate and long-term
growth rate would cause the carrying amount to exceed the recoverable amount. The information below shows the amount by which the discount rate would need to change for the estimated recoverable amount to be equal to the carrying amount.
The market approach was based on revenue and EBITDA multiples observed from listed peers as of the balance sheet date. Certain adjustments were applied to reflect specific risks the CGU faces compared to its peers operating mainly in regulatory markets.

Change in pre-tax discount rate	3,372%
Change in long-term growth rate	n/a